Unaudited Interim Condensed Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	R$ 16,399	R$ 18,035
Trade accounts receivable, net	11,777	14,974
Short-term advances	28,391	31,678
Other current assets	6,120	3,644
Total current assets	62,687	68,331
Non-current assets
Property and equipment, net	4,323	4,479
Right-of-use assets, net	1,821	1,791
Intangible assets, net	118,839	133,617
Goodwill	170,986	185,758
Other non-current assets	8,305	11,417
Total non-current assets	304,274	337,062
Total assets	366,961	405,393
Current liabilities
Accounts payable to suppliers	47,698	61,284
Salaries and labor charges	19,456	18,210
Loans and financing	392	2,512
Debentures	20,697	40,740
Exposure premium liability	2,940	2,940
Lease liability	573	773
Income taxes payable	2,826	1,789
Taxes, fees and contributions payable	8,752	5,577
Deferred revenue	4,321	3,739
Deferred and contingent consideration on acquisitions	266,577	277,183
Related parties	1,252	1,078
Other liabilities	872	775
Total current liabilities	376,356	416,600
Non-current liabilities
Loans and financing	867	375
Loans from investors	22,734	22,033
Taxes and contributions payable	1,792	1,955
Lease liability	1,363	1,118
Provisions for risks	21,633	26,632
Deferred taxes	37,584	40,639
Derivative warrant liabilities	4,637	7,663
Total non-current liabilities	90,610	100,415
Total liabilities	466,966	517,015
SHAREHOLDERS’ DEFICIT
Share capital	369,122	283,408
Capital reserves	128,892	128,845
Accumulated losses	(588,094)	(529,780)
Other comprehensive income	(10,455)	(2,968)
Total shareholders’ deficit, Equity attributable to owners	(100,535)	(120,495)
Non-controlling interest	530	8,873
Total shareholders’ deficit	(100,005)	(111,622)
Total liabilities and shareholders’ deficit	R$ 366,961	R$ 405,393